Nationwide®

VLI Separate Account-5

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

WR– 0113 –12/07

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 2,394,886 shares (cost $20,417,712)	$29,518,648
W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 696,514 shares (cost $5,086,576)	6,799,644
W&R Target Funds, Inc. – Bond Portfolio (WRBond) 1,480,700 shares (cost $8,078,422)	7,885,466
W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 1,442,603 shares (cost $14,368,866)	18,693,681
W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 453,862 shares (cost $3,030,906)	3,631,577
W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 122,938 shares (cost $669,562)	857,270
W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 541,772 shares (cost $4,360,793)	5,463,121
W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 2,040,580 shares (cost $15,833,869)	24,535,320
W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 2,109,753 shares (cost $7,104,135)	6,757,749
W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 636,820 shares (cost $4,465,264)	6,844,920
W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 176,530 shares (cost $3,880,038)	3,953,127
W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 54,263 shares (cost $1,006,466)	1,160,355
W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 286,652 shares (cost $1,915,819)	2,066,505
W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 1,643,816 shares (cost $1,643,816)	1,643,816
W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 145,942 shares (cost $742,443)	726,980
W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 271,921 shares (cost $2,190,374)	1,899,827
W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 859,193 shares (cost $12,202,774)	15,446,316
W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 1,229,435 shares (cost $10,657,845)	12,592,115
W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 135,310 shares (cost $2,142,045)	1,937,895
W&R Target Funds, Inc. – Value Portfolio (WRValue) 1,404,509 shares (cost $8,154,054)	8,938,297

Total Investments	161,352,629
Accounts Receivable	993

Total Assets	161,353,622
Accounts Payable	–

Contract Owners Equity (note 7)	$161,353,622

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
Reinvested dividends	$1,551,201	161,586	91,119	291,279	112,617	30,056	2,549	1,112

Net investment income (loss)	1,551,201	161,586	91,119	291,279	112,617	30,056	2,549	1,112

Proceeds from mutual fund shares sold	17,572,906	477,689	492,901	461,051	869,595	74,366	27,295	190,515
Cost of mutual fund shares sold	(15,283,552)	(284,846)	(347,124)	(494,342)	(639,815)	(47,347)	(22,358)	(123,766)

Realized gain (loss) on investments	2,289,354	192,843	145,777	(33,291)	229,780	27,019	4,937	66,749
Change in unrealized gain (loss) on investments	12,188,282	6,954,072	578,918	114,693	287,167	342,342	183,794	929,189

Net gain (loss) on investments	14,477,636	7,146,915	724,695	81,402	516,947	369,361	188,731	995,938

Reinvested capital gains	9,262,827	1,260,296	124	–	1,651,754	27,049	2,288	392,197

Net increase (decrease) in contract owners’ equity resulting from operations	$25,291,664	8,568,797	815,938	372,681	2,281,318	426,466	193,568	1,389,247

Investment activity:	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
Reinvested dividends	$259	514,016	36,221	62,112	43,812	–	360	79,764

Net investment income (loss)	259	514,016	36,221	62,112	43,812	–	360	79,764

Proceeds from mutual fund shares sold	1,584,204	289,073	250,337	280,116	1,772,999	168,737	53,619	7,174,436
Cost of mutual fund shares sold	(1,200,041)	(261,907)	(132,756)	(200,356)	(1,814,222)	(113,866)	(42,782)	(7,174,436)

Realized gain (loss) on investments	384,163	27,166	117,581	79,760	(41,223)	54,871	10,837	–
Change in unrealized gain (loss) on investments	4,118,021	(329,125)	778,887	(182,060)	40,058	12,703	103,621	–

Net gain (loss) on investments	4,502,184	(301,959)	896,468	(102,300)	(1,165)	67,574	114,458	–

Reinvested capital gains	563,564	–	169,017	354,041	–	–	49,505	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,066,007	212,057	1,101,706	313,853	42,647	67,574	164,323	79,764

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue
Reinvested dividends	$23,837	12,137	–	–	104	88,261

Net investment income (loss)	23,837	12,137	–	–	104	88,261

Proceeds from mutual fund shares sold	91,611	363,393	742,603	892,787	234,011	1,081,568
Cost of mutual fund shares sold	(92,057)	(284,356)	(432,347)	(619,257)	(243,751)	(711,820)

Realized gain (loss) on investments	(446)	79,037	310,256	273,530	(9,740)	369,748
Change in unrealized gain (loss) on investments	(1,235)	(560,484)	(173,111)	34,092	(174,214)	(869,046)

Net gain (loss) on investments	(1,681)	(481,447)	137,145	307,622	(183,954)	(499,298)

Reinvested capital gains	–	85,578	2,843,305	1,201,740	92,381	569,988

Net increase (decrease) in contract owners’ equity resulting from operations	$22,156	(383,732)	2,980,450	1,509,362	(91,469)	158,951

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		WRAsStrat		WRBal		WRBond
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,551,201	1,237,886	161,586	57,539	91,119	80,994	291,279	222,733
Realized gain (loss) on investments	2,289,354	1,379,940	192,843	166,972	145,777	120,024	(33,291)	(13,765)
Change in unrealized gain (loss) on investments	12,188,282	4,423,037	6,954,072	(290,704)	578,918	380,258	114,693	(10,857)
Reinvested capital gains	9,262,827	5,266,513	1,260,296	2,641,323	124	19,863	–	1,524

Net increase (decrease) in contract owners’ equity resulting from operations	25,291,664	12,307,376	8,568,797	2,575,130	815,938	601,139	372,681	199,635

Equity transactions:
Purchase payments received from contract owners (note 6)	31,943,766	26,084,588	3,510,499	2,683,807	927,216	963,507	1,065,065	861,595
Transfers between funds	–	–	2,744,190	1,833,928	(45,532)	(391,278)	2,244,389	94,048
Surrenders (note 6)	(6,354,846)	(3,118,602)	(738,850)	(369,889)	(255,802)	(105,708)	(366,185)	(126,358)
Death benefits (note 4)	(59,479)	(13,155)	(13,486)	(2,013)	(4,486)	(1,011)	(2,759)	(795)
Net policy repayments (loans) (note 5)	(1,642,526)	(1,338,052)	(151,905)	(148,510)	(67,151)	(78,528)	(25,908)	(29,013)
Deductions for surrender charges (note 2d)	(783,512)	(715,519)	(101,255)	(61,193)	(28,736)	(37,721)	(37,512)	(23,804)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,508,859)	(8,560,864)	(1,509,368)	(1,153,228)	(454,864)	(478,370)	(435,405)	(383,532)
Asset charges (note 3)	(661,227)	(522,074)	(99,397)	(68,236)	(30,063)	(26,899)	(27,757)	(21,638)
Adjustments to maintain reserves	533	(73)	30	9	25	(12)	(14)	8

Net equity transactions	12,933,850	11,816,249	3,640,458	2,714,675	40,607	(156,020)	2,413,914	370,511

Net change in contract owners’ equity	38,225,514	24,123,625	12,209,255	5,289,805	856,545	445,119	2,786,595	570,146
Contract owners’ equity beginning of period	123,128,108	99,004,483	17,309,476	12,019,671	5,943,142	5,498,023	5,098,882	4,528,736

Contract owners’ equity end of period	$161,353,622	123,128,108	29,518,731	17,309,476	6,799,687	5,943,142	7,885,477	5,098,882

CHANGES IN UNITS:
Beginning units	9,304,108	8,473,066	949,996	792,586	444,334	457,136	371,000	343,498

Units purchased	3,247,623	2,706,571	300,065	263,336	75,542	79,385	236,283	76,011
Units redeemed	(2,491,915)	(1,875,529)	(125,885)	(105,926)	(72,624)	(92,187)	(64,307)	(48,509)

Ending units	10,059,816	9,304,108	1,124,176	949,996	447,252	444,334	542,976	371,000

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRCoreEq		WRDivInc		WREnergy		WRGlNatRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$112,617	134,139	30,056	23,963	2,549	999	1,112	7,457
Realized gain (loss) on investments	229,780	147,685	27,019	10,960	4,937	(1,732)	66,749	27,711
Change in unrealized gain (loss) on investments	287,167	1,584,604	342,342	162,531	183,794	3,915	929,189	137,572
Reinvested capital gains	1,651,754	433,444	27,049	9,741	2,288	–	392,197	87,441

Net increase (decrease) in contract owners’ equity resulting from operations	2,281,318	2,299,872	426,466	207,195	193,568	3,182	1,389,247	260,181

Equity transactions:
Purchase payments received from contract owners (note 6)	2,259,482	2,325,612	688,092	371,215	100,618	37,412	945,893	556,623
Transfers between funds	217,134	(248,850)	834,587	654,216	418,003	156,901	1,131,911	1,325,612
Surrenders (note 6)	(618,388)	(413,994)	(57,682)	(21,866)	(966)	–	(102,134)	(32,135)
Death benefits (note 4)	(5,670)	(3,119)	(5,433)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(209,229)	(213,845)	(14,513)	(1,211)	(2,273)	(460)	(22,864)	(24,841)
Deductions for surrender charges (note 2d)	(76,574)	(117,607)	(12,094)	(4,239)	(3,208)	–	(29,445)	(2,575)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,047,178)	(1,040,753)	(218,643)	(126,437)	(38,104)	(4,932)	(327,530)	(145,661)
Asset charges (note 3)	(80,588)	(69,290)	(12,657)	(6,337)	(2,129)	(341)	(17,776)	(7,215)
Adjustments to maintain reserves	(12)	19	–	(7)	(7)	20	(2)	40

Net equity transactions	438,977	218,173	1,201,657	865,334	471,934	188,600	1,578,053	1,669,848

Net change in contract owners’ equity	2,720,295	2,518,045	1,628,123	1,072,529	665,502	191,782	2,967,300	1,930,029
Contract owners’ equity beginning of period	15,973,411	13,455,366	2,003,496	930,967	191,782	–	2,495,902	565,873

Contract owners’ equity end of period	$18,693,706	15,973,411	3,631,619	2,003,496	857,284	191,782	5,463,202	2,495,902

CHANGES IN UNITS:
Beginning units	1,429,256	1,408,452	139,064	74,902	20,580	–	160,974	45,800

Units purchased	241,181	247,891	97,385	76,026	44,293	21,207	111,559	129,991
Units redeemed	(203,545)	(227,087)	(20,477)	(11,864)	(4,069)	(627)	(26,997)	(14,817)

Ending units	1,466,892	1,429,256	215,972	139,064	60,804	20,580	245,536	160,974

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRGrowth		WRHiInc		WRIntGro		WRIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$259	–	514,016	380,620	36,221	27,254	62,112	42,828
Realized gain (loss) on investments	384,163	176,466	27,166	18,008	117,581	121,850	79,760	21,990
Change in unrealized gain (loss) on investments	4,118,021	757,333	(329,125)	93,339	778,887	665,391	(182,060)	251,692
Reinvested capital gains	563,564	–	–	–	169,017	–	354,041	173,403

Net increase (decrease) in contract owners’ equity resulting from operations	5,066,007	933,799	212,057	491,967	1,101,706	814,495	313,853	489,913

Equity transactions:
Purchase payments received from contract owners (note 6)	3,206,417	3,588,136	1,082,157	963,645	893,533	739,792	772,970	532,356
Transfers between funds	(496,101)	(706,919)	691,660	122,592	750,461	42,990	633,060	492,380
Surrenders (note 6)	(1,086,251)	(627,592)	(224,254)	(158,471)	(168,141)	(158,042)	(56,528)	(22,732)
Death benefits (note 4)	(7,984)	(861)	(2,280)	(147)	(1,869)	–	(4,468)	–
Net policy repayments (loans) (note 5)	(319,135)	(245,838)	(87,470)	(41,982)	(87,556)	(70,044)	(41,182)	(20,161)
Deductions for surrender charges (note 2d)	(118,004)	(140,077)	(24,658)	(30,051)	(29,625)	(24,883)	(14,131)	(7,741)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,377,152)	(1,436,838)	(391,170)	(370,281)	(363,721)	(296,131)	(231,481)	(149,545)
Asset charges (note 3)	(105,433)	(93,100)	(28,675)	(23,420)	(26,041)	(19,090)	(15,156)	(8,206)
Adjustments to maintain reserves	340	(11)	8	(21)	(25)	(3)	3	(5)

Net equity transactions	(303,303)	336,900	1,015,318	461,864	967,016	214,589	1,043,087	816,346

Net change in contract owners’ equity	4,762,704	1,270,699	1,227,375	953,831	2,068,722	1,029,084	1,356,940	1,306,259
Contract owners’ equity beginning of period	19,772,957	18,502,258	5,530,409	4,576,578	4,776,219	3,747,135	2,596,206	1,289,947

Contract owners’ equity end of period	$24,535,661	19,772,957	6,757,784	5,530,409	6,844,941	4,776,219	3,953,146	2,596,206

CHANGES IN UNITS:
Beginning units	1,949,096	1,915,708	344,698	314,526	368,214	349,502	135,698	87,390

Units purchased	329,608	393,335	106,868	73,038	115,180	78,020	77,349	61,069
Units redeemed	(356,332)	(359,947)	(46,026)	(42,866)	(48,338)	(59,308)	(25,001)	(12,761)

Ending units	1,922,372	1,949,096	405,540	344,698	435,056	368,214	188,046	135,698

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$43,812	57,131	–	–	360	3,472	79,764	63,924
Realized gain (loss) on investments	(41,223)	(3,913)	54,871	33,523	10,837	11,283	–	–
Change in unrealized gain (loss) on investments	40,058	6,172	12,703	55,674	103,621	36,209	–	–
Reinvested capital gains	–	–	–	–	49,505	283	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,647	59,390	67,574	89,197	164,323	51,247	79,764	63,924

Equity transactions:
Purchase payments received from contract owners (note 6)	153,013	308,183	215,551	220,749	464,243	211,933	9,300,388	5,377,189
Transfers between funds	(1,652,870)	29,204	49,031	266,418	552,262	552,222	(8,425,205)	(4,896,743)
Surrenders (note 6)	(53,321)	(35,650)	(75,883)	(13,810)	(6,985)	(12,091)	(679,451)	(27,715)
Death benefits (note 4)	–	(141)	–	–	–	–	–	(251)
Net policy repayments (loans) (note 5)	(5,707)	(20,675)	7,113	(23,629)	(2,238)	(1,916)	(61,021)	(15,379)
Deductions for surrender charges (note 2d)	(6,511)	(7,440)	(12,433)	(2,951)	(6,049)	(2,258)	(28,565)	(9,272)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,905)	(118,346)	(85,586)	(72,505)	(121,274)	(63,488)	(315,211)	(283,518)
Asset charges (note 3)	(4,241)	(6,589)	(5,131)	(3,797)	(6,718)	(2,757)	(12,194)	(8,456)
Adjustments to maintain reserves	(30)	11	6	4	8	(6)	142	(114)

Net equity transactions	(1,636,572)	148,557	92,668	370,479	873,249	681,639	(221,117)	135,741

Net change in contract owners’ equity	(1,593,925)	207,947	160,242	459,676	1,037,572	732,886	(141,353)	199,665
Contract owners’ equity beginning of period	1,593,925	1,385,978	1,000,169	540,493	1,028,970	296,084	1,785,123	1,585,458

Contract owners’ equity end of period	$–	1,593,925	1,160,411	1,000,169	2,066,542	1,028,970	1,643,770	1,785,123

CHANGES IN UNITS:
Beginning units	123,102	111,282	62,844	38,126	82,972	25,918	156,676	145,160

Units purchased	14,671	30,510	18,798	32,667	75,700	64,025	852,348	479,559
Units redeemed	(137,773)	(18,690)	(13,172)	(7,949)	(10,702)	(6,971)	(871,120)	(468,043)

Ending units	–	123,102	68,470	62,844	147,970	82,972	137,904	156,676

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMortSec		WRRealEstS		WRSciTech		WRSmCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$23,837	26,939	12,137	11,617	–	–	–	–
Realized gain (loss) on investments	(446)	(310)	79,037	16,317	310,256	156,190	273,530	251,414
Change in unrealized gain (loss) on investments	(1,235)	(2,470)	(560,484)	239,665	(173,111)	358,149	34,092	(779,737)
Reinvested capital gains	–	–	85,578	41,552	2,843,305	324,277	1,201,740	1,045,161

Net increase (decrease) in contract owners’ equity resulting from operations	22,156	24,159	(383,732)	309,151	2,980,450	838,616	1,509,362	516,838

Equity transactions:
Purchase payments received from contract owners (note 6)	164,133	118,299	577,079	382,666	2,175,149	2,227,273	1,741,423	1,897,781
Transfers between funds	60,549	102,211	364,802	468,233	228,539	247,494	(64,289)	(310,444)
Surrenders (note 6)	(48,918)	(11,690)	(177,274)	(15,316)	(543,010)	(378,779)	(627,992)	(396,239)
Death benefits (note 4)	(3,959)	–	–	(854)	(1,381)	(2,307)	(5,704)	(960)
Net policy repayments (loans) (note 5)	2,504	(275)	(2,420)	(31,266)	(233,916)	(150,795)	(163,310)	(161,231)
Deductions for surrender charges (note 2d)	(9,899)	(1,342)	(26,817)	(5,591)	(83,279)	(87,532)	(71,297)	(72,238)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,255)	(35,947)	(175,004)	(117,079)	(909,423)	(850,454)	(724,915)	(769,382)
Asset charges (note 3)	(2,680)	(1,834)	(9,405)	(5,395)	(67,565)	(54,880)	(57,321)	(52,430)
Adjustments to maintain reserves	17	(10)	(5)	6	22	(27)	15	(3)

Net equity transactions	110,492	169,412	550,956	675,404	565,136	949,993	26,610	134,854

Net change in contract owners’ equity	132,648	193,571	167,224	984,555	3,545,586	1,788,609	1,535,972	651,692
Contract owners’ equity beginning of period	594,363	400,792	1,732,634	748,079	11,900,782	10,112,173	11,056,184	10,404,492

Contract owners’ equity end of period	$727,011	594,363	1,899,858	1,732,634	15,446,368	11,900,782	12,592,156	11,056,184

CHANGES IN UNITS:
Beginning units	52,984	37,434	90,590	50,880	954,284	874,698	776,382	767,544

Units purchased	19,712	20,297	50,603	50,193	196,427	224,577	144,538	157,277
Units redeemed	(10,020)	(4,747)	(22,847)	(10,483)	(154,793)	(144,991)	(141,966)	(148,439)

Ending units	62,676	52,984	118,346	90,590	995,918	954,284	778,954	776,382

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRSmCpVal		WRValue
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$104	2,369	88,261	93,908
Realized gain (loss) on investments	(9,740)	1,291	369,748	117,976
Change in unrealized gain (loss) on investments	(174,214)	80,991	(869,046)	693,310
Reinvested capital gains	92,381	135,645	569,988	352,856

Net increase (decrease) in contract owners’ equity resulting from operations	(91,469)	220,296	158,951	1,258,050

Equity transactions:
Purchase payments received from contract owners (note 6)	419,986	386,711	1,280,859	1,330,104
Transfers between funds	81,853	180,430	(318,434)	(14,645)
Surrenders (note 6)	(40,817)	(18,344)	(426,014)	(172,181)
Death benefits (note 4)	–	(315)	–	(381)
Net policy repayments (loans) (note 5)	(14,340)	(2,709)	(140,005)	(55,744)
Deductions for surrender charges (note 2d)	(15,356)	(11,341)	(48,064)	(65,663)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(134,854)	(120,027)	(529,816)	(544,410)
Asset charges (note 3)	(8,807)	(6,525)	(41,493)	(35,639)
Adjustments to maintain reserves	8	10	4	19

Net equity transactions	287,673	407,890	(222,963)	441,460

Net change in contract owners’ equity	196,204	628,186	(64,012)	1,699,510
Contract owners’ equity beginning of period	1,741,724	1,113,538	9,002,352	7,302,842

Contract owners’ equity end of period	$1,937,928	1,741,724	8,938,340	9,002,352

CHANGES IN UNITS:
Beginning units	114,326	85,404	577,038	547,120

Units purchased	40,619	40,460	98,894	107,697
Units redeemed	(22,261)	(11,538)	(113,660)	(77,779)

Ending units	132,684	114,326	562,272	577,038

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

Contract owners may invest in the following funds:

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc.– Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc.– Balanced Portfolio (WRBal)

W&R Target Funds, Inc.– Bond Portfolio (WRBond)

W&R Target Funds, Inc.– Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc.– Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc.– Energy Portfolio (WREnergy)

W&R Target Funds, Inc.– Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc.– Growth Portfolio (WRGrowth)

W&R Target Funds, Inc.– High Income Portfolio (WRHiInc)

W&R Target Funds, Inc.– International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc.– International Value Portfolio (WRIntVal)

W&R Target Funds, Inc.– Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc.– Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc.– Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc.– Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc.– Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc.– Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc.– Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc.– Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc.– Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc.– Value Portfolio (WRValue)

At December 31, 2007, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium

On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $1,339,948 and $1,105,117, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50 per month). The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000; $3 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of specified amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $7.50 per month. If there is an increase in the specified amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4)	Death Benefits

For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $1,282,178 and $455,913, respectively, and total transfers from the Account to the fixed account were $2,746,136 and $1,687,417, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	0.00%	1,124,176	$26.258105	$29,518,731	0.72%	44.11%
2006	0.00%	949,996	18.220578	17,309,476	0.38%	20.15%
2005	0.00%	792,586	15.165132	12,019,671	0.98%	24.27%
2004	0.00%	687,372	12.203056	8,388,039	1.56%	13.30%
2003	0.00%	533,948	10.770735	5,751,012	1.39%	11.47%

W&R Target Funds, Inc. – Balanced Portfolio
2007	0.00%	447,252	15.203256	6,799,687	1.43%	13.67%
2006	0.00%	444,334	13.375394	5,943,142	1.43%	11.21%
2005	0.00%	457,136	12.027106	5,498,023	1.30%	5.01%
2004	0.00%	447,320	11.452888	5,123,106	1.65%	8.93%
2003	0.00%	362,437	10.513531	3,810,493	0.86%	19.09%

W&R Target Funds, Inc. – Bond Portfolio
2007	0.00%	542,976	14.522699	7,885,477	4.70%	5.67%
2006	0.00%	371,000	13.743617	5,098,882	4.70%	4.24%
2005	0.00%	343,498	13.184169	4,528,736	4.69%	1.61%
2004	0.00%	304,690	12.974723	3,953,268	4.45%	3.88%
2003	0.00%	291,704	12.490076	3,643,405	5.06%	4.18%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	0.00%	1,466,892	12.743751	18,693,706	0.65%	14.03%
2006	0.00%	1,429,256	11.176032	15,973,411	0.91%	16.99%
2005	0.00%	1,408,452	9.553301	13,455,366	0.35%	9.01%
2004	0.00%	1,352,874	8.764021	11,856,616	0.68%	9.57%
2003	0.00%	1,223,264	7.998637	9,784,445	0.90%	17.27%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	0.00%	215,972	16.815229	3,631,619	1.06%	16.72%
2006	0.00%	139,064	14.407005	2,003,496	1.68%	15.91%
2005	0.00%	74,902	12.429138	930,967	1.57%	13.03%
2004	0.00%	29,352	10.996320	322,764	1.86%	9.96%
2003	0.00%	4	10.000000	40	0.00%	0.00% 1	1/21/03

W&R Target Funds, Inc. – Energy Portfolio
2007	0.00%	60,804	14.099137	857,284	0.56%	51.30%
2006	0.00%	20,580	9.318860	191,782	0.81%	-6.81% 0	5/01/06

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	0.00%	245,536	22.250106	5,463,202	0.03%	43.50%
2006	0.00%	160,974	15.505001	2,495,902	0.48%	25.49%
2005	0.00%	45,800	12.355299	565,873	0.00%	23.55% 0	6/01/05

W&R Target Funds, Inc. – Growth Portfolio
2007	0.00%	1,922,372	12.763222	24,535,661	0.00%	25.81%
2006	0.00%	1,949,096	10.144681	19,772,957	0.00%	5.04%
2005	0.00%	1,915,708	9.658183	18,502,258	0.00%	11.23%
2004	0.00%	1,765,286	8.683167	15,328,273	0.31%	3.31%
2003	0.00%	1,437,097	8.405176	12,079,053	0.00%	23.06%

W&R Target Funds, Inc. – High Income Portfolio
2007	0.00%	405,540	16.663667	6,757,784	8.22%	3.86%
2006	0.00%	344,698	16.044215	5,530,409	7.63%	10.26%
2005	0.00%	314,526	14.550714	4,576,578	8.07%	2.54%
2004	0.00%	281,156	14.189601	3,989,491	7.82%	9.86%
2003	0.00%	218,833	12.915738	2,826,390	9.62%	19.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – International Growth Portfolio
2007	0.00%	435,056	$15.733472	$6,844,941	0.63%	21.29%
2006	0.00%	368,214	12.971313	4,776,219	0.64%	20.99%
2005	0.00%	349,502	10.721355	3,747,135	2.42%	16.47%
2004	0.00%	305,342	9.204986	2,810,669	0.72%	14.00%
2003	0.00%	262,213	8.074653	2,117,279	1.98%	24.90%

W&R Target Funds, Inc. – International Value Portfolio
2007	0.00%	188,046	21.022230	3,953,146	1.79%	9.88%
2006	0.00%	135,698	19.132236	2,596,206	2.37%	29.62%
2005	0.00%	87,390	14.760810	1,289,947	2.95%	11.16%
2004	0.00%	33,454	13.278601	444,222	2.94%	22.68%
2003	0.00%	124	10.824073	1,342	10.65%	8.24% 1	1/21/03

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.00%	123,102	12.947999	1,593,925	3.83%	3.96%
2005	0.00%	111,282	12.454645	1,385,978	3.84%	1.68%
2004	0.00%	78,084	12.248689	956,427	2.87%	1.61%
2003	0.00%	63,722	12.054200	768,118	3.05%	3.16%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	0.00%	68,470	16.947723	1,160,411	0.00%	6.49%
2006	0.00%	62,844	15.915113	1,000,169	0.00%	12.26%
2005	0.00%	38,126	14.176497	540,493	0.00%	20.87%
2004	0.00%	17,316	11.729102	203,101	0.00%	10.05%
2003	0.00%	101	10.657894	1,076	0.00%	6.58% 1	1/21/03

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	0.00%	147,970	13.965952	2,066,542	0.02%	12.62%
2006	0.00%	82,972	12.401416	1,028,970	0.56%	8.56%
2005	0.00%	25,918	11.423889	296,084	0.00%	14.24% 0	6/01/05

W&R Target Funds, Inc. – Money Market Portfolio
2007	0.00%	137,904	11.919671	1,643,770	4.47%	4.62%
2006	0.00%	156,676	11.393726	1,785,123	4.17%	4.32%
2005	0.00%	145,160	10.922141	1,585,458	2.53%	2.49%
2004	0.00%	104,152	10.656792	1,109,926	0.72%	0.69%
2003	0.00%	78,441	10.583415	830,174	0.57%	0.52%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	0.00%	62,676	11.599517	727,011	3.59%	3.40%
2006	0.00%	52,984	11.217790	594,363	5.55%	4.77%
2005	0.00%	37,434	10.706622	400,792	7.09%	2.00%
2004	0.00%	4,840	10.497120	50,806	7.30%	4.97% 0	5/03/04

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.00%	118,346	16.053419	1,899,858	0.60%	-16.07%
2006	0.00%	90,590	19.126109	1,732,634	0.97%	30.08%
2005	0.00%	50,880	14.702801	748,079	2.31%	10.83%
2004	0.00%	12,120	13.266020	160,784	3.03%	32.66% 0	5/03/04

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.00%	995,918	15.509679	15,446,368	0.00%	24.37%
2006	0.00%	954,284	12.470902	11,900,782	0.00%	7.87%
2005	0.00%	874,698	11.560759	10,112,173	0.00%	17.24%
2004	0.00%	782,100	9.860415	7,711,831	0.00%	16.25%
2003	0.00%	622,777	8.482074	5,282,441	0.00%	30.46%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	0.00%	778,954	16.165468	12,592,156	0.00%	13.52%
2006	0.00%	776,382	14.240650	11,056,184	0.00%	5.05%
2005	0.00%	767,544	13.555564	10,404,492	0.00%	12.88%
2004	0.00%	751,440	12.008612	9,023,751	0.00%	14.29%
2003	0.00%	643,039	10.506816	6,756,292	0.00%	35.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	0.00%	132,684	$14.605591	$1,937,928	0.01%	-4.13%
2006	0.00%	114,326	15.234712	1,741,724	0.17%	16.84%
2005	0.00%	85,404	13.038481	1,113,538	0.00%	4.15%
2004	0.00%	42,020	12.519028	526,050	0.00%	15.02%
2003	0.00%	10	10.884196	109	0.00%	8.84% 1	1/21/03

W&R Target Funds, Inc – Value Portfolio
2007	0.00%	562,272	15.896826	8,938,340	0.94%	1.90%
2006	0.00%	577,038	15.600969	9,002,352	1.19%	16.88%
2005	0.00%	547,120	13.347788	7,302,842	1.51%	4.42%
2004	0.00%	486,556	12.782454	6,219,380	1.21%	14.70%
2003	0.00%	388,841	11.144045	4,333,262	0.68%	25.11%

Contract Owners’ Equity Total By Year

2007				$161,353,622

2006				$123,128,108

2005				$99,004,483

2004				$78,178,504

2003				$57,984,931

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S POSTAGE PAID NATIONWIDE

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